CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (Unaudited) (Parenthetical) $ in Thousands	12 Months Ended
Dec. 31, 2017 USD ($)
Statement of Cash Flows [Abstract]
Series B preferred stock, Net of issuance cost	$ 42